UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21529

The Gabelli Global Utility & Income Trust

(Exact name of registrant as specified in charter)

One Corporate Center
Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)

John C. Ball
Gabelli Funds, LLC
One Corporate Center
Rye, New York 10580-1422

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-422-3554

Date of fiscal year end: December 31

Date of reporting period: June 30, 2026

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (OMB) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-1090. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)	The Report to Shareholders is attached herewith.

The Gabelli Global Utility & Income Trust

Semiannual Report — June 30, 2026

(Y)our Portfolio Management Team

Mario J. Gabelli, CFA Chief Investment Officer	Timothy M. Winter, CFA Portfolio Manager BA, Rollins College MBA, University of Notre Dame	Hendi Susanto Portfolio Manager BS, University of Minnesota MS, Massachusetts Institute of Technology MBA, Wharton School, University of Pennsylvania	Robert D. Leininger, CFA Portfolio Manager BS, Amherst College MBA, Wharton School, University of Pennsylvania

To Our Shareholders,

For the six months ended June 30, 2026, the net asset value (NAV) total return of The Gabelli Global Utility & Income Trust (the Fund) was 13.1%, compared with a total return of 7.7% for the Standard & Poor’s (S&P) 500 Utilities Index. The total return for the Fund’s publicly traded shares was 3.0%. The Fund’s NAV per share was $20.13, while the price of the publicly traded shares closed at $19.20 on the New York Stock Exchange (NYSE). See page 3 for additional performance information.

Enclosed are the financial statements, including the schedule of investments, as of June 30, 2026.

Investment Objective (Unaudited)

The Gabelli Global Utility & Income Trust is a diversified, closed-end management investment company. The Fund’s investment objective is to seek a consistent level of after-tax total return for its investors with an emphasis on tax advantaged dividend income under current tax law. Under normal market conditions, the Fund invests at least 80% of its assets in equity securities and income producing securities of domestic and foreign companies involved in the utilities industry and other industries that are expected to pay periodic dividends.

As permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (www.gabelli.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. To elect to receive all future reports on paper free of charge, please contact your financial intermediary, or, if you invest directly with the Fund, you may call 800-422-3554 or send an email request to info@gabelli.com.

Performance Discussion (Unaudited)

During the first half of 2026, utilities gave back nearly 10% as the Iran conflict drove oil prices higher, fueled inflation concerns, and lifted Treasury yields. The sector later recovered as tensions eased and interest rates stabilized. Investor sentiment swung sharply, with capital rotating between defensive utilities and higher-growth technology stocks as geopolitical developments evolved.

Globally, disruptions to the Strait of Hormuz have constrained roughly a quarter of global LNG flows, driving EU gas and power prices higher, though still below 2022 peaks. Despite macro volatility, U.S. utilities continue to deliver solid earnings growth, with most guiding to 6%–8% EPS CAGR or better, supported by rising electric demand, steady rate base expansion, and accelerating data center development. Utilities also expect to invest record amounts of capital, supporting rapid rate base expansion and above-average growth through at least 2032.

Data center development is facing growing public and political resistance over rising electric bills, water consumption, land use, and grid reliability. Utility affordability has become a more prominent political issue, particularly in higher-cost non-regulated markets where capacity prices have risen sharply and power supply growth has lagged demand. As a result, some utilities may face more challenging regulatory environments and lower utility returns. Elsewhere, data center development continues to accelerate, reshaping load forecasts and utility growth expectations. Large-load tariffs and long-term contracts increasingly require data centers to fund the infrastructure needed to serve their electricity demand.

Contributors to performance included Anterix Inc. (1.0% of net assets as of June 30, 2026), Telesat Corp. (1.9%), and AZZ Inc. (1.8%).

Detractors from the portfolio included Chocoladefabriken Lindt & Spruengli AG (1.0%), Fox Corp. (0.7%), and Sony Group Corp. ADR (1.4%).

Thank you for your investment in The Gabelli Global Utility & Income Trust.

We appreciate your confidence and trust.

The views expressed reflect the opinions of the Fund’s portfolio managers and Gabelli Funds, LLC, the Adviser, as of the date of this report and are subject to change without notice based on changes in market, economic, or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Comparative Results

Average Annual Returns through June 30, 2026 (a) (Unaudited)

	Six Months	1 Year	5 Year	10 Year	15 Year	20 Year	Since Inception (5/28/04)
The Gabelli Global Utility & Income Trust (GLU)
NAV Total Return (b)	13.13%	24.09%	6.70%	6.41%	6.63%	6.56%	7.11%
Investment Total Return (c)	3.05	18.59	6.26	8.11	7.08	7.70	7.19
S&P 500 Utilities Index	7.69	14.22	10.84	9.11	10.66	9.16	10.21
Lipper Utility Fund Average	8.16	14.47	10.56	8.68	9.38	8.50	9.66
S&P Global 1200 Utilities Index	9.85	18.93	11.19	9.55	8.49	7.29	8.89

(a)	Performance returns for periods of less than one year are not annualized. Performance returns for periods of less than one year are not annualized. Returns represent past performance and do not guarantee future results. Investment returns and the principal value of an investment will fluctuate. The Fund’s use of leverage may magnify the volatility of net asset value changes versus funds that do not employ leverage. When shares are sold, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end. The S&P 500 Utilities Index is an unmanaged indicator of electric and gas utility stock performance. The Lipper Utility Fund Average reflects the average performance of mutual funds classified in this particular category. The S&P Global 1200 Utilities Index is an unmanaged indicator of electric and gas utility stock performance. Dividends are considered reinvested. You cannot invest directly in an index.
(b)	Total returns and average annual returns reflect changes in the NAV per share, reinvestment of distributions at NAV on the ex-dividend date, and adjustments for the rights offering and are net of expenses. Since inception return is based on an initial NAV of $19.06.
(c)	Total returns and average annual returns reflect changes in closing market values on the NYSE American, reinvestment of distributions, and adjustments for the rights offering. Since inception return is based on an initial offering price of $20.00.

Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing.

Summary of Portfolio Holdings (Unaudited)

The following table presents portfolio holdings as a percent of total net assets as of June 30, 2026:

The Gabelli Global Utility & Income Trust

Energy and Utilities: Integrated	34.1%
Telecommunication Services	9.5%
Financial Services	6.3%
Wireless Telecommunication Services	5.7%
Natural Gas Utilities	5.4%
Natural Gas Integrated	5.1%
Food and Beverage	5.1%
U.S. Government Obligations	5.0%
Diversified Industrial	4.1%
Services	4.0%
Cable and Satellite	3.5%
Aerospace and Defense	3.4%
Electric Transmission and Distribution	3.0%
Building and Construction	3.0%
Electronics	2.7%
Water	2.5%
Independent Power Producers and Energy Traders	2.4%
Entertainment	2.3%
Machinery	2.1%
Natural Resources	1.6%
Semiconductors	1.5%
Oil	1.4%
Automotive	1.2%
Alternative Energy	0.9%
Metals and Mining	0.7%
Broadline Retail	0.6%
Computer Hardware	0.6%
Consumer Services	0.5%
Health Care	0.5%
Environmental Services	0.5%
Consumer Products	0.4%
Specialty Chemicals	0.3%
Hotels and Gaming	0.2%
Computer Software and Services	0.1%
Closed-End Funds	0.0%*
Other Assets and Liabilities (Net)	(20.2)%
100.0%

*	Amount represents less than 0.05%.

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the SEC) for the first and third quarters of each fiscal year on Form N-PORT. Shareholders may obtain this information at www.gabelli.com or by calling the Fund at 800-GABELLI (800-422-3554). The Fund’s Form N-PORT is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Proxy Voting

The Fund files Form N-PX with its complete proxy voting record for the twelve months ended June 30, no later than August 31 of each year. A description of the Fund’s proxy voting policies, procedures, and how each Fund voted proxies relating to portfolio securities is available without charge, upon request, by (i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC’s website at www.sec.gov.

The Gabelli Global Utility & Income Trust

Schedule of Investments — June 30, 2026 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS — 115.2%
	ENERGY AND UTILITIES — 59.5%
	Electric Transmission and Distribution — 3.0%
	Non U.S. Companies
154,000	Algonquin Power & Utilities Corp.	$559,769	$902,440
1,100	Boralex Inc., Cl. A	22,412	28,697
28,000	Enel Chile SA, ADR	78,326	126,000
8,700	Fortis Inc.	274,137	498,414
650	Fortis Inc., New York	27,053	37,199
18,000	Redeia Corp. SA	198,904	306,240

	U.S. Companies
500	CenterPoint Energy Inc.	14,685	22,020
1,200	Consolidated Edison Inc.	55,894	132,756
700	Sempra	52,206	64,897
5,500	Unitil Corp.	221,662	289,795
10,500	WEC Energy Group Inc.	451,436	1,226,085
		1,956,484	3,634,543
	Energy and Utilities: Integrated — 34.1%
	Non U.S. Companies
140,000	A2A SpA	257,158	361,519
500	Acciona SA	25,414	158,364
2,000	E.ON SE	20,087	41,191
14,000	E.ON SE, ADR	162,822	286,720
17,615	EDP SA	72,719	92,201
9,000	EDP SA, ADR	241,083	466,020
13,800	Electric Power Development Co. Ltd.	258,630	310,807
33,800	Emera Inc.	1,374,086	1,792,895
10,000	Endesa SA	227,012	455,669
157,000	Enel SpA	938,513	1,803,569
4,000	Eni SpA	66,742	94,242
7,000	Eni SpA, ADR	189,868	328,020
225,000	Hera SpA	469,003	938,874
15,000	Hokkaido Electric Power Co. Inc.	110,128	85,538
20,000	Hokuriku Electric Power Co.	142,302	106,904
103,000	Iberdrola SA	1,012,871	2,570,302
35,000	Korea Electric Power Corp., ADR	353,743	423,500
21,500	Kyushu Electric Power Co. Inc.	226,267	217,188
12,000	Shikoku Electric Power Co. Inc.	132,963	108,490
14,000	The Kansai Electric Power Co. Inc.	162,292	196,790
10,000	Tohoku Electric Power Co. Inc.	121,745	65,469
1,800	Verbund AG	29,644	114,351
Shares		Cost	Market Value
	U.S. Companies
600	Alliant Energy Corp.	$29,381	$45,774
16,700	Ameren Corp.	703,131	1,887,768
19,000	American Electric Power Co. Inc.	1,696,212	2,599,390
21,900	Avista Corp.	861,622	895,929
600	Black Hills Corp.	15,133	44,640
9,500	Dominion Energy Inc.	397,872	648,755
1,000	DTE Energy Co.	104,795	152,370
18,950	Duke Energy Corp.	1,721,131	2,398,691
500	Entergy Corp.	27,080	57,430
15,000	Evergy Inc.	839,392	1,296,450
16,700	Eversource Energy	1,053,724	1,206,909
10,000	Hawaiian Electric Industries Inc.†	102,826	135,300
10,700	MGE Energy Inc.	424,470	872,478
26,750	NextEra Energy Inc.	1,279,302	2,347,847
35,500	NiSource Inc.	278,644	1,688,025
11,000	Northwestern Energy Group Inc.	336,011	787,820
2,000	NRG Energy Inc.	42,485	292,120
34,000	OGE Energy Corp.	420,477	1,654,440
10,000	Otter Tail Corp.	303,345	899,800
13,500	PG&E Corp.	121,488	227,070
13,800	Pinnacle West Capital Corp.	672,467	1,476,600
38,000	Portland General Electric Co.	1,571,644	1,969,540
9,900	PPL Corp.	293,275	359,865
14,500	Public Service Enterprise Group Inc.	530,483	1,176,820
23,625	The Southern Co.	1,245,392	2,261,149
23,000	TXNM Energy Inc.	1,085,003	1,305,940
18,000	Xcel Energy Inc.	307,151	1,445,400
		23,059,028	41,152,943
	Independent Power Producers and Energy Traders — 2.4%
	Non U.S. Companies
10,000	Chubu Electric Power Co. Inc.	149,070	188,198
560,000	Huaneng Power International Inc., Cl. H	389,439	391,286
2,700	RWE AG	97,243	174,674

	U.S. Companies
110,000	The AES Corp.	1,427,187	1,612,600
3,600	Vistra Corp.	89,470	571,068
		2,152,409	2,937,826
	Natural Gas Integrated — 5.1%
	Non U.S. Companies
80,000	Snam SpA	288,733	577,333
800	TC Energy Corp.	38,701	53,032

See accompanying notes to financial statements.

The Gabelli Global Utility & Income Trust

Schedule of Investments (Continued) — June 30, 2026 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	ENERGY AND UTILITIES (Continued)
	Natural Gas Integrated (Continued)
	U.S. Companies
500	DT Midstream Inc.	$18,197	$73,370
27,000	Kinder Morgan Inc.	333,352	863,190
55,400	National Fuel Gas Co.	2,655,098	4,277,434
4,000	ONEOK Inc.	0	347,760
		3,334,081	6,192,119
	Natural Gas Utilities — 5.4%
	Non U.S. Companies
1,000	Engie SA	15,461	31,525
9,500	Engie SA, ADR	236,243	299,440
20,000	Italgas SpA	95,538	231,605
100,730	National Grid plc	964,041	1,667,494
1,100	National Grid plc, ADR	63,095	91,157

	U.S. Companies
5,500	Atmos Energy Corp.	136,030	947,485
1,200	Chesapeake Utilities Corp.	38,566	146,976
12,500	MDU Resources Group Inc.	135,738	265,125
1,000	ONE Gas Inc.	30,631	77,070
11,500	RGC Resources Inc.	233,238	274,850
17,200	Southwest Gas Holdings Inc.	1,022,913	1,525,296
2,000	Spire Inc.	70,415	156,180
24,200	UGI Corp.	788,921	835,868
		3,830,830	6,550,071
	Natural Resources — 1.6%
	Non U.S. Companies
12,500	Cameco Corp.	148,149	1,273,250
100	Linde plc	29,983	51,894

	U.S. Companies
6,800	APA Corp.	157,936	221,476
1,800	Diamondback Energy Inc.	86,832	316,404
		422,900	1,863,024
	Oil — 1.4%
	Non U.S. Companies
13,500	BP plc, ADR	435,879	498,825
10,000	Petroleo Brasileiro SA - Petrobras, ADR	83,744	161,600
16,000	PrairieSky Royalty Ltd.	270,782	358,075
7,200	Shell plc, ADR	297,934	558,288

	U.S. Companies
1,000	ConocoPhillips	28,509	103,960
		1,116,848	1,680,748
	Services — 4.0%
	Non U.S. Companies
25,000	ABB Ltd., ADR	486,612	2,717,500
Shares		Cost	Market Value
23,000	Enbridge Inc.	$485,412	$1,246,830
180	South Bow Corp.	3,829	6,343

	U.S. Companies
19,200	Halliburton Co.	345,902	651,840
8,000	Innovex International Inc.†	158,609	198,400
		1,480,364	4,820,913
	Water — 2.5%
	Non U.S. Companies
9,385	Cia de Saneamento Basico do Estado de Sao Paulo SABESP, ADR	27,245	54,245
4,700	Consolidated Water Co. Ltd.	54,485	138,650
40,000	Fluence Corp. Ltd.†	9,946	1,994
30,000	Severn Trent plc	794,642	1,176,296
35,000	United Utilities Group plc	346,011	607,713

	U.S. Companies
1,000	American States Water Co.	80,796	82,630
1,000	American Water Works Co. Inc.	130,828	131,580
500	Artesian Resources Corp., Cl. A	18,961	16,995
5,500	California Water Service Group	94,687	267,575
6,700	Essential Utilities Inc.	85,681	256,677
2,000	H2O America	118,421	121,540
1,500	Middlesex Water Co.	44,489	84,240
500	The York Water Co.	15,315	15,325
		1,821,507	2,955,460
	TOTAL ENERGY AND UTILITIES	39,174,451	71,787,647

	OTHER — 34.7%
	Aerospace and Defense — 3.4%
	Non U.S. Companies
100,000	Rolls-Royce Holdings plc	216,048	1,916,190

	U.S. Companies
6,700	AAR Corp.†	159,911	957,630
3,000	General Electric Co.	140,244	1,121,190
4,000	Redwire Corp.†	33,500	48,920
		549,703	4,043,930
	Alternative Energy — 0.9%
	Non U.S. Companies
750	Brookfield Renewable Corp.	19,965	27,840

	U.S. Companies
7,000	Ormat Technologies Inc.	338,877	762,300
30,000	XPLR Infrastructure LP†	310,419	354,300
		669,261	1,144,440

See accompanying notes to financial statements.

The Gabelli Global Utility & Income Trust

Schedule of Investments (Continued) — June 30, 2026 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	OTHER (Continued)
	Automotive — 1.2%
	Non U.S. Companies
350	Ferrari NV	$13,357	$130,301
32,000	Traton SE	563,582	1,213,167

	U.S. Companies
4,000	Monro Inc.	68,760	68,440
		645,699	1,411,908
	Broadline Retail — 0.6%
	Non U.S. Companies
7,500	Naspers Ltd., Cl. N	272,365	375,742
7,500	Prosus NV	296,977	325,555
		569,342	701,297
	Building and Construction — 3.0%
	Non U.S. Companies
2,000	Amrize Ltd.	96,068	105,990
1,000	CRH plc	53,820	107,000
500	Holcim AG	29,788	45,099
1,400	Sika AG	202,768	288,923

	U.S. Companies
1,200	Arcosa Inc.	49,994	174,348
14,000	AZZ Inc.	524,951	2,170,700
3,125	Everus Construction Group Inc.†	115,489	518,594
2,000	Knife River Corp.†	70,558	167,300
		1,143,436	3,577,954
	Computer Hardware — 0.6%
	U.S. Companies
1,300	Dell Technologies Inc., Cl. C	126,404	560,898
2,930	Hewlett Packard Enterprise Co.	66,921	132,172
		193,325	693,070
	Computer Software and Services — 0.1%
	Non U.S. Companies
550	Check Point Software Technologies Ltd.†	103,521	72,287

	U.S. Companies
2,100	Kyndryl Holdings Inc.†	35,476	23,751
100	Microsoft Corp.	42,444	37,302
3,800	N-able Inc.†	46,603	13,946
120	Oracle Corp.	13,885	17,586
		241,929	164,872
	Consumer Products — 0.4%
	Non U.S. Companies
15,000	Essity AB, Cl. B	448,148	424,335
Shares		Cost	Market Value
3,000	Salvatore Ferragamo SpA†	$25,666	$37,329
		473,814	461,664
	Consumer Services — 0.5%
	U.S. Companies
23,000	Matthews International Corp., Cl. A	507,042	619,160

	Diversified Industrial — 4.1%
	Non U.S. Companies
1,750	Accelleron Industries AG, ADR	25,201	177,643
21,800	Bouygues SA	749,658	1,215,793
17,400	Jardine Matheson Holdings Ltd.	946,628	1,070,100
5,500	Vestas Wind Systems A/S	106,905	155,205

	U.S. Companies
19,500	Flowserve Corp.	552,677	1,446,120
2,000	GATX Corp.	93,189	354,380
16,000	Trinity Industries Inc.	334,946	553,280
		2,809,204	4,972,521
	Electronics — 2.7%
	Non U.S. Companies
40,000	Kyocera Corp.	573,775	876,042
9,600	Landis+Gyr Group AG	619,837	514,455
1,000	Signify NV	34,849	19,070
82,000	Sony Group Corp., ADR	805,997	1,644,920

	U.S. Companies
300	Badger Meter Inc.	42,748	44,514
2,817	Kimball Electronics Inc.†	60,834	72,115
1,000	Proto Labs Inc.†	45,745	81,510
		2,183,785	3,252,626
	Environmental Services — 0.5%
	Non U.S. Companies
13,800	Veolia Environnement SA	237,844	574,582

	Financial Services — 6.3%
	Non U.S. Companies
1,125	Brookfield Asset Management Ltd., Cl. A	5,535	50,456
6,750	Brookfield Corp.	30,053	287,482
51,000	Commerzbank AG	270,356	2,169,489
100,000	Resona Holdings Inc.	498,027	1,295,243
25,000	UBS Group AG	293,807	1,239,000
16,500	UBS Group AG	196,060	818,057

	U.S. Companies
10,300	The Bank of New York Mellon Corp.	421,441	1,489,483

See accompanying notes to financial statements.

The Gabelli Global Utility & Income Trust

Schedule of Investments (Continued) — June 30, 2026 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	OTHER (Continued)
	Financial Services (Continued)
	U.S. Companies (Continued)
300	The Goldman Sachs Group Inc.	$49,543	$303,411
		1,764,822	7,652,621
	Food and Beverage — 5.1%
	Non U.S. Companies
8,800	Canada Packers Inc.	108,761	118,823
100	Chocoladefabriken Lindt & Spruengli AG	506,195	1,163,366
35,000	Davide Campari-Milano NV	160,447	217,871
7,000	Diageo plc, ADR	786,775	562,660
5,300	Fomento Economico Mexicano SAB de CV, ADR	410,796	677,870
6,000	Heineken NV	406,981	504,572
500	Kerry Group plc, Cl. A	54,379	45,704
20,000	Kikkoman Corp.	208,438	205,172
44,000	Maple Leaf Foods Inc.	717,159	946,547
9,500	Nestlé SA	684,598	976,807
11,000	Yakult Honsha Co. Ltd.	228,966	185,775

	U.S. Companies
10,000	McCormick & Co. Inc., Non-Voting	352,793	504,200
		4,626,288	6,109,367
	Health Care — 0.5%
	U.S. Companies
24,500	Pfizer Inc.	754,216	589,960

	Hotels and Gaming — 0.2%
	Non U.S. Companies
150,000	Genting Singapore Ltd.	143,064	70,725
302,500	The Hongkong & Shanghai Hotels Ltd.†	354,758	202,879
		497,822	273,604
	Machinery — 2.1%
	Non U.S. Companies
159,000	CNH Industrial NV	1,227,970	1,785,570

	U.S. Companies
32,500	Twin Disc Inc.	313,661	754,000
		1,541,631	2,539,570
	Metals and Mining — 0.7%
	U.S. Companies
14,000	Freeport-McMoRan Inc.	485,240	880,460
Shares		Cost	Market Value
	Semiconductors — 1.5%
	Non U.S. Companies
3,000	First Sensor AG	$94,904	$191,957
1,873	GLOBALFOUNDRIES Inc.	69,043	154,354
600	NXP Semiconductors NV	108,444	168,618

	U.S. Companies
1,500	Advanced Micro Devices Inc.†	189,185	871,365
890	Broadcom Inc.	161,330	336,197
300	NVIDIA Corp.	57,552	60,027
150	SolarEdge Technologies Inc.†	15,327	8,766
50	Texas Instruments Inc.	8,808	14,904
100	Universal Display Corp.	17,200	8,659
		721,793	1,814,847
	Specialty Chemicals — 0.3%
	Non U.S. Companies
1,800	Axalta Coating Systems Ltd.†	45,015	61,596

	U.S. Companies
2,000	Rogers Corp.†	179,212	327,460
		224,227	389,056
	TOTAL OTHER	20,840,423	41,867,509

	COMMUNICATION SERVICES — 21.0%
	Cable and Satellite — 3.5%
	Non U.S. Companies
13,000	Cogeco Inc.	375,499	567,940
170,500	Grupo Televisa SAB, ADR†	455,605	462,055
70,000	ITV plc	101,520	74,838
55,000	Liberty Latin America Ltd., Cl. A†	366,631	431,200
45,000	Rogers Communications Inc., Cl. B	1,776,553	1,462,500

	U.S. Companies
14,500	Comcast Corp., Cl. A	390,012	355,975
3,000	EchoStar Corp., Cl. A†	31,078	304,500
17,000	Versant Media Group Inc.	558,551	612,170
		4,055,449	4,271,178
	Entertainment — 2.3%
	Non U.S. Companies
38,000	JCDecaux SE	769,664	835,378
24,000	Manchester United plc, Cl. A†	375,718	550,320
45,000	Ollamani SAB†	159,993	212,295

	U.S. Companies
18,000	Fox Corp., Cl. B	579,508	843,120

See accompanying notes to financial statements.

The Gabelli Global Utility & Income Trust

Schedule of Investments (Continued) — June 30, 2026 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	COMMUNICATION SERVICES (Continued)
	Entertainment (Continued)
	U.S. Companies (Continued)
10,000	Warner Bros Discovery Inc.†	$89,467	$266,600
		1,974,350	2,707,713
	Telecommunication Services — 9.5%
	Non U.S. Companies
17,000	Deutsche Telekom AG	300,551	463,267
47,200	Deutsche Telekom AG, ADR	763,472	1,287,616
17,500	Eurotelesites AG†	84,073	88,380
11,000	Itissalat Al-Maghrib	175,871	111,358
445,000	Koninklijke KPN NV	1,318,598	2,194,500
34,000	Liberty Global Ltd., Cl. A†	342,044	386,580
5,000	Orange SA, ADR	59,301	94,100
6,000	Sunrise Communications AG, Cl. A	279,204	298,515
1,100	Swisscom AG	351,734	848,824
40,000	Telecom Italia SpA†	172,531	363,713
17,000	Telefonica Brasil SA, ADR	207,750	223,720
230,000	Telefonica Deutschland Holding AG†	638,927	538,736
80,000	Telefonica SA, ADR	364,340	316,800
44,500	Telesat Corp.†	464,392	2,252,590
5,000	TELUS Corp.	77,636	52,882

	U.S. Companies
12,000	Anterix Inc.†	340,609	1,235,280
4,000	AT&T Inc.	82,758	82,800
1,000	Cisco Systems Inc.	41,420	117,460
100	Motorola Solutions Inc.	23,512	41,529
10,430	Shenandoah Telecommunications Co.	138,603	157,284
6,700	Verizon Communications Inc.	322,371	283,678
		6,549,697	11,439,612
	Wireless Telecommunication Services — 5.7%
	Non U.S. Companies
3,000	America Movil SAB de CV, ADR	43,419	77,970
5,000	Infrastrutture Wireless Italiane SpA	53,486	35,192
20,200	Millicom International Cellular SA	411,917	1,833,352
74,500	Orange Belgium SA†	1,811,835	1,830,159
28,000	Turkcell Iletisim Hizmetleri A/S, ADR	157,149	164,640
10,000	VEON Ltd., ADR†	212,978	522,100
110,000	Vodafone Group plc, ADR	1,247,106	1,454,750
Shares		Cost	Market Value
	U.S. Companies
9,500	Array Digital Infrastructure Inc.	$252,466	$344,470
14,000	Telephone and Data Systems Inc.	156,941	518,140
700	T-Mobile US Inc.	15,886	117,411
		4,363,183	6,898,184
	TOTAL COMMUNICATION SERVICES	16,942,679	25,316,687

	TOTAL COMMON STOCKS	76,957,553	138,971,843

	CLOSED-END FUNDS — 0.0%
10,000	Altaba Inc., Escrow†	0	13,000

	PREFERRED STOCKS — 0.0%
	COMMUNICATION SERVICES — 0.0%
	Cable and Satellite — 0.0%
	Non U.S. Companies
0	Liberty Latin America Ltd., Ser. A, 9.000%,	4	4

	WARRANTS — 0.0%
	ENERGY AND UTILITIES — 0.0%
	Natural Resources — 0.0%
	U.S. Companies
1,500	Occidental Petroleum Corp., expire 08/03/27†	7,425	39,945

Principal Amount
	U.S. GOVERNMENT OBLIGATIONS — 5.0%
$6,040,000	U.S. Treasury Bills, 3.614% to 3.916%††, 08/13/26 to 12/24/26	5,989,994	5,989,566

TOTAL INVESTMENTS — 120.2%		$82,954,976	145,014,358

Other Assets and Liabilities (Net) — 0.3%			387,868

PREFERRED SHARES — (20.5)% (495,205 preferred shares outstanding)			(24,760,250)

NET ASSETS — COMMON SHARES — 100% (5,991,855 common shares outstanding)			$120,641,976

NET ASSET VALUE PER COMMON SHARE ($120,641,976 ÷ 5,991,855 shares outstanding)			$20.13

See accompanying notes to financial statements.

The Gabelli Global Utility & Income Trust

Schedule of Investments (Continued) — June 30, 2026 (Unaudited)

†	Non-income producing security.
††	Represents annualized yields at dates of purchase.

ADR	American Depositary Receipt

Geographic Diversification	% of Total Investments	Market Value
North America	59.3%	$86,049,300
Europe	32.2	46,661,105
Japan	3.8	5,486,535
Latin America	3.6	5,310,659
Asia/Pacific	0.7	1,019,659
South Africa	0.3	375,742
Africa/Middle East	0.1	111,358
Total Investments	100.0%	$145,014,358

See accompanying notes to financial statements.

The Gabelli Global Utility & Income Trust

Statement of Assets and Liabilities

June 30, 2026 (Unaudited)

Assets:
Investments, at value (cost $82,954,976)	$145,014,358
Foreign currency, at value (cost $9,270)	9,269
Receivable for investments sold	138,794
Dividends and interest receivable	601,616
Deferred offering expense	57,441
Prepaid expenses	19,605
Total Assets	145,841,083
Liabilities:
Payable to bank	3,245
Distributions payable	14,221
Payable for investments purchased	253,673
Payable for investment advisory fees	59,701
Payable for common offering costs	34,903
Payable for payroll expenses	31,752
Payable for accounting fees	3,750
Payable for shareholder communications	37,486
Other accrued expenses	126
Total Liabilities	438,857
Preferred Shares:
Series A Cumulative Preferred Shares (3.800%, $50 liquidation value per share, $0.001 par value, 1,032,428 shares authorized with 10,977 shares issued and outstanding)	548,850
Series B Cumulative Preferred Shares (5.200%, $50 liquidation value per share, $0.001 par value,1,370,433 shares authorized with 484,228 shares issued and outstanding)	24,211,400
Total Preferred Shares	24,760,250
Net Assets Attributable to Common Shareholders	$120,641,976

Net Assets Attributable to Common Shareholders Consist of:
Paid-in capital	$59,473,683
Total distributable earnings	61,168,293
Net Assets	$120,641,976

Net Asset Value per Common Share:
($120,641,976 ÷ 5,991,855 shares outstanding at $0.001 par value; unlimited number of shares authorized)	$20.13

Statement of Operations

For the Six Months Ended June 30, 2026 (Unaudited)

Investment Income:
Dividends (net of foreign withholding taxes of $170,200)	$2,595,287
Interest	74,779
Total Investment Income	2,670,066
Expenses:
Investment advisory fees	357,525
Payroll expenses	76,644
Legal and audit fees	64,214
Shareholder communications expenses	45,688
Trustees’ fees	33,500
Shareholder services fees	28,849
Accounting fees	22,500
Custodian fees	18,126
Interest expense	171
Miscellaneous expenses	19,550
Total Expenses	666,767
Net Investment Income	2,003,299

Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Currency:
Net realized gain on investments	3,738,208
Net realized loss on foreign currency transactions	(1,399)
Net realized gain on investments and foreign currency transactions	3,736,809
Net change in unrealized appreciation/(depreciation):
on investments	9,301,438
on foreign currency translations	(8,055)
Net change in unrealized appreciation/(depreciation) on investments and foreign currency translations	9,293,383
Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Currency	13,030,192
Net Increase in Net Assets Resulting from Operations	15,033,491
Total Distributions to Preferred Shareholders	(635,784)
Net Increase in Net Assets Attributable to Common Shareholders Resulting from Operations	$14,397,707

See accompanying notes to financial statements.

The Gabelli Global Utility & Income Trust

Statement of Changes in Net Assets Attributable to Common Shareholders

	Six Months Ended June 30, 2026 (Unaudited)		Year Ended December 31, 2025
Operations:
Net investment income	$2,003,299		$2,594,538
Net realized gain on investments, forward foreign exchange contracts and foreign currency transactions	3,736,809		4,964,105
Net change in unrealized appreciation/(depreciation) on investments and foreign currency translations	9,293,383		22,429,192
Net Increase in Net Assets Resulting from Operations	15,033,491		29,987,835

Distributions to Preferred Shareholders from Accumulated Earnings	(635,784	)*	(1,337,226)

Net Increase in Net Assets Attributable to Common Shareholders Resulting from Operations	14,397,707		28,650,609

Distributions to Common Shareholders:
Accumulated earnings	(3,953,660	)*	(2,447,253)
Return of capital	—		(4,731,036)
Total Distributions to Common Shareholders	(3,953,660)		(7,178,289)

Fund Share Transactions:
Net increase in net assets from common shares issued upon reinvestment of distributions	86,391		203,517
Net increase in net assets from repurchase of preferred shares	—		19,578
Net Increase in Net Assets from Fund Share Transactions	86,391		223,095

Net Increase in Net Assets Attributable to Common Shareholders	10,530,438		21,695,415

Net Assets Attributable to Common Shareholders:
Beginning of year	110,111,538		88,416,123
End of period	$120,641,976		$110,111,538

*	Based on year to date book income. Amounts are subject to change and recharacterization at year end.

See accompanying notes to financial statements.

The Gabelli Global Utility & Income Trust

Financial Highlights

Selected data for a common share of beneficial interest outstanding throughout each period:

	Six Months Ended June 30, 2026		Year Ended December 31,
	(Unaudited)		2025		2024		2023	2022	2021
Operating Performance:
Net asset value, beginning of year	$18.39		$14.80		$14.87		$15.89	$21.01	$19.47
Net investment income	0.34		0.43		0.45		0.65	0.48	0.50
Net realized and unrealized gain/(loss) on investments and foreign currency transactions	2.17		4.58		0.98		(0.03)	(3.77)	2.72
Total from investment operations	2.51		5.01		1.43		0.62	(3.29)	3.22

Distributions to Preferred Shareholders: (a)
Net investment income	(0.04	)*	(0.19)		(0.30)		(0.44)	(0.19)	(0.26)
Net realized gain	(0.07	)*	(0.03)		—		—	(0.24)	(0.22)
Total distributions to preferred shareholders	(0.11)		(0.22)		(0.30)		(0.44)	(0.43)	(0.48)

Net Increase/(Decrease) in Net Assets Attributable to Common Shareholders Resulting from Operations	2.40		4.79		1.13		0.18	(3.72)	2.74

Distributions to Common Shareholders:
Net investment income	(0.25	)*	(0.35)		(0.16)		(0.23)	(0.28)	(0.25)
Net realized gain	(0.41	)*	(0.06)		—		—	(0.37)	(0.22)
Return of capital	—		(0.79)		(1.04)		(0.97)	(0.55)	(0.73)
Total distributions to common shareholders	(0.66)		(1.20)		(1.20)		(1.20)	(1.20)	(1.20)

Fund Share Transactions:
Decrease in net asset value from common share transactions	—		—		—		—	(0.15)	—
Increase/decrease in net asset value from common shares issued upon reinvestment of distributions	(0.00	)(b)	(0.00	)(b)	(0.00	)(b)	—	0.00 (b)	0.00 (b)
Increase in net asset value from repurchase of preferred shares	—		0.00	(b)	0.00	(b)	0.00 (b)	0.01	0.00 (b)
Offering expenses charged to paid-in capital	—		—		—		—	(0.06)	—
Total Fund share transactions	(0.00	)(b)	0.00	(b)	0.00	(b)	0.00 (b)	(0.20)	0.00 (b)

Net Asset Value Attributable to Common Shareholders, End of Period	$20.13		$18.39		$14.80		$14.87	$15.89	$21.01
NAV total return †	13.13%		33.34%		7.72%		1.18%	(18.21)%	14.30%
Market value, end of period	$19.20		$19.27		$15.00		$13.18	$14.08	$21.05
Investment total return ††	3.05%		37.84%		23.52%		1.99%	(26.98)%	21.23%

Ratios to Average Net Assets and Supplemental Data:
Net assets including liquidation value of preferred shares, end of period (in 000’s)	$145,402		$134,890		$114,583		$126,988	$156,134	$174,859
Net assets attributable to common shares, end of period (in 000’s)	$120,642		$110,112		$88,416		$88,750	$94,829	$112,929
Ratio of net investment income to average net assets attributable to common shares before preferred share distributions	3.39	%(c)	2.55%		2.94%		4.23%	2.75%	2.40%
Ratio of operating expenses to average net assets attributable to common shares (d)(e)(f)	1.13	%(c)	1.35%		1.48%		1.45%	1.35%	1.39%
Portfolio turnover rate	3%		2%		4%		3%	6%	10%

See accompanying notes to financial statements.

The Gabelli Global Utility & Income Trust

Financial Highlights (Continued)

Selected data for a common share of beneficial interest outstanding throughout each period:

	Six Months Ended June 30, 2026	Year Ended December 31,
	(Unaudited)	2025	2024	2023	2022	2021
Cumulative Preferred Shares:
Series A Preferred
Liquidation value, end of period (in 000’s)	$549	$549	$916	$1,017	$1,054	$1,626
Total shares outstanding (in 000’s)	11	11	18	20	21	33
Liquidation preference per share	$50.00	$50.00	$50.00	$50.00	$50.00	$50.00
Average market value (g)	$57.39	$47.51	$46.88	$48.03	$48.08	$46.44
Asset coverage per share (h)	$293.62	$272.19	$218.95	$166.05	$127.34	$141.18

Series B Preferred
Liquidation value, end of period (in 000’s)	$24,211	$24,230	$25,251	$37,221	$60,251	$60,303
Total shares outstanding (in 000’s)	484	485	505	744	1,205	1,206
Liquidation preference per share	$50.00	$50.00	$50.00	$50.00	$50.00	$50.00
Average market value (g)	$50.43	$50.39	$50.24	$49.91	$50.25	$51.67
Asset coverage per share (h)	$293.62	$272.19	$218.95	$166.05	$127.34	$141.18
Asset Coverage (i)	587%	544%	438%	332%	255%	282%

†	Based on net asset value per share, adjusted for reinvestment of distributions at the net asset value per share on the ex-dividend dates and adjustments for the rights offering. Total return for a period of less than one year is not annualized.
††	Based on market value per share at initial public offering of $20.00 per share, adjusted for reinvestments of distributions at prices obtained under the Fund’s dividend reinvestment plan and adjustments for the rights offering. Total return for a period of less than one year is not annualized.
*	Based on year to date book income. Amounts are subject to change and recharacterization at year end.
(a)	Calculated based on average common shares outstanding on the record dates throughout the periods.
(b)	Amount represents less than $0.005 per share.
(c)	Annualized.
(d)	The Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. For the years ended December 31, 2025, 2024, 2023, 2022, and 2021, there was minimal impact on the expense ratios. For the six months ended June 30, 2026, the Fund did not have such credits.
(e)	The Fund incurred interest expense in all periods presented, there was no material impact on the expense ratios.
(f)	Ratio of operating expenses to average net assets including liquidation value of preferred shares for the six months ended June 30, 2026 and years ended December 31, 2025, 2024, 2023, 2022, and 2021, would have been 0.93%, 1.07%, 1.07%, 0.88%, 0.83%, and 0.89%, respectively.
(g)	Based on weekly prices.
(h)	Asset coverage per share is calculated by combining all series of preferred shares.
(i)	Asset coverage is calculated by combining all series of preferred shares.

See accompanying notes to financial statements.

The Gabelli Global Utility & Income Trust

Notes to Financial Statements (Unaudited)

1. Organization. The Gabelli Global Utility & Income Trust (the Fund) was organized on March 8, 2004 as a Delaware statutory trust. Although the Fund is registered as a non-diversified fund, it has operated as a diversified fund for over three years. Therefore, the Investment Company Act of 1940, as amended (the 1940 Act) obliges the Fund to continue to operate as a diversified fund unless the Fund obtains shareholder approval to operate as a non-diversified fund. The Fund commenced investment operations on May 28, 2004.

The Fund’s investment objective is to seek a consistent level of after-tax total return over the long term with an emphasis currently on qualified dividends. The Fund will attempt to achieve its investment objective by investing, under normal market conditions, at least 80% of its assets in equity securities (including preferred securities) of domestic and foreign companies involved to a substantial extent in providing products, services, or equipment for the generation or distribution of electricity, gas, or water and infrastructure operations, and in equity securities (including preferred securities) of companies in other industries, in each case in such securities that are expected to pay periodic dividends.

Gabelli Funds, LLC (the Adviser), with its principal offices located at One Corporate Center, Rye, New York 10580-1422, serves as investment adviser to the Fund. The Adviser makes investment decisions for the Fund and continuously reviews and administers the Fund’s investment program and manages its operations under the general supervision of the Fund’s Board of Directors (the Board).

2. Significant Accounting Policies. As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (GAAP) that may require the use of management estimates and assumptions in the preparation of its financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation. The Board has designated the Adviser as the valuation designee (Valuation Designee) under Rule 2a-5. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Valuation Designee so determines, by such other method as the Valuation Designee shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by the Adviser.

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Valuation Designee if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt obligations for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the securities are valued using the closing bid price, unless the Valuation Designee determines such amount does not reflect the security’s fair value, in which case these securities will be fair valued as determined by the Valuation Designee. Certain securities are valued principally using dealer quotations. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is

The Gabelli Global Utility & Income Trust

Notes to Financial Statements (Unaudited) (Continued)

traded. OTC futures and options on futures for which market quotations are readily available will be valued by quotations received from a pricing service or, if no quotations are available from a pricing service, by quotations obtained from one or more dealers in the instrument in question by the Adviser.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Valuation Designee. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — unadjusted quoted prices in active markets for identical securities;

●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of June 30, 2026 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Total Market Value at 06/30/26
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks
Energy and Utilities (a)	$77,356,042	—	$77,356,042
Other (a)	36,299,114	—	36,299,114
Communication Services
Telecommunication Services	10,900,876	$538,736	11,439,612
Other Industries (a)	13,877,075	—	13,877,075
Total Common Stocks	138,433,107	538,736	138,971,843
Closed-End Funds	—	13,000	13,000
Preferred Stocks (a)	4	—	4
Warrants (a)	39,945	—	39,945
U.S. Government Obligations	—	5,989,566	5,989,566
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$138,473,056	$6,541,302	$145,014,358

The Gabelli Global Utility & Income Trust

Notes to Financial Statements (Unaudited) (Continued)

(a)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds are ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common or preferred equities, warrants, options, rights, or fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. When fair valuing a security, factors to consider include recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These may include backtesting the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Derivative Financial Instruments. The Fund may engage in various portfolio investment strategies by investing in derivative financial instruments for the purposes of increasing the income of the Fund, hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase, or hedging against a specific transaction with respect to either the currency in which the transaction is denominated or another currency. Investing in certain derivative financial instruments, including participation in currencies options, futures, or swap markets, entails certain execution, liquidity, hedging, tax, and securities, interest, credit, or currency market risks. Losses may arise if the Adviser’s prediction of movements in the direction of the securities, foreign currency, and interest rate markets is inaccurate. Losses may also arise if the counterparty does not perform its duties under a contract, or, in the event of default, the Fund may be delayed in or prevented from obtaining payments or other contractual remedies owed to it under derivative contracts. The creditworthiness of the counterparties is closely monitored in order to minimize these risks. Participation in derivative transactions involves investment risks, transaction costs, and potential losses to which the Fund would not be subject absent the use of these strategies. The consequences of these risks, transaction costs, and losses may have a negative impact on the Fund’s ability to pay distributions.

Collateral requirements differ by type of derivative. Collateral requirements are set by the broker or exchange clearing house for exchange traded derivatives, while collateral terms are contract specific for derivatives traded over-the-counter. Securities pledged to cover obligations of the Fund under derivative contracts are noted in the Schedule of Investments. Cash collateral, if any, pledged for the same purpose will be reported separately in the Statement of Assets and Liabilities.

The Gabelli Global Utility & Income Trust

Notes to Financial Statements (Unaudited) (Continued)

The Fund’s policy with respect to offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the master agreement does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty. Therefore the Fund reflects derivative assets and liabilities any related collateral gross on the statement of assets and liabilities. The enforceability of the right to offset may vary by jurisdiction.

The Fund’s derivative contracts held at June 30, 2026, if any, are not accounted for as hedging instruments under GAAP and are disclosed in the Schedule of Investments together with the related counterparty.

Swap Agreements. The Fund may enter into equity contract for difference swap transactions for the purpose of increasing the income of the Fund. The use of swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio security transactions. In an equity contract for difference swap, a set of future cash flows is exchanged between two counterparties. One of these cash flow streams will typically be based on a reference interest rate combined with the performance of a notional value of shares of a stock. The other will be based on the performance of the shares of a stock. Depending on the general state of short term interest rates and the returns on the Fund’s portfolio securities at the time an equity contract for difference swap transaction reaches its scheduled termination date, there is a risk that the Fund will not be able to obtain a replacement transaction or that the terms of the replacement will not be as favorable as on the expiring transaction.

Unrealized gains related to swaps are reported as an asset and unrealized losses are reported as a liability in the Statement of Assets and Liabilities. The change in value of swaps, including the accrual of periodic amounts of interest to be received or paid on swaps, is reported as unrealized gain or loss in the Statement of Operations. A realized gain or loss is recorded upon receipt or payment of a periodic payment or termination of swap agreements. During the six months ended June 30, 2026, the Fund held no investments in equity contract for difference swap agreements.

Limitations on the Purchase and Sale of Futures Contracts, Certain Options, and Swaps. Subject to the guidelines of the Board, the Fund may engage in “commodity interest” transactions (generally, transactions in futures, certain options, certain currency transactions, and certain types of swaps) only for bona fide hedging or other permissible transactions in accordance with the rules and regulations of the Commodity Futures Trading Commission (CFTC). Pursuant to amendments by the CFTC to Rule 4.5 under the Commodity Exchange Act (CEA), the Adviser has filed a notice of exemption from registration as a “commodity pool operator” with respect to the Fund. The Fund and the Adviser are therefore not subject to registration or regulation as a commodity pool operator under the CEA. In addition, certain trading restrictions are now applicable to the Fund which permit the Fund to engage in commodity interest transactions that include (i) “bona fide hedging” transactions, as that term is defined and interpreted by the CFTC and its staff, without regard to the percentage of the Fund’s assets committed to margin and options premiums and (ii) non-bona fide hedging transactions, provided that the Fund does not enter into such non-bona fide hedging transactions if, immediately thereafter, either (a) the sum of the amount of initial margin deposits on the Fund’s existing futures positions or swaps positions and option or swaption premiums would exceed 5% of the market value of the Fund’s liquidating value, after taking into account unrealized profits and unrealized losses on any such transactions, or (b) the aggregate net notional value of the Fund’s commodity interest transactions would not exceed 100% of the market value of the Fund’s liquidating value, after taking into account unrealized profits and unrealized losses on any such transactions. Therefore, in order to claim the Rule 4.5 exemption, the Fund is limited in its ability to invest in commodity

The Gabelli Global Utility & Income Trust

Notes to Financial Statements (Unaudited) (Continued)

futures, options, and certain types of swaps (including securities futures, broad based stock index futures, and financial futures contracts). As a result, in the future the Fund will be more limited in its ability to use these instruments than in the past, and these limitations may have a negative impact on the ability of the Adviser to manage the Fund, and on the Fund’s performance.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Restricted Securities. The Fund is not subject to an independent limitation on the amount it may invest in securities for which the markets are restricted. Restricted securities include securities whose disposition is subject to substantial legal or contractual restrictions. The sale of restricted securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely saleable among qualified institutional investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity standards established by the Board. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and accordingly the Board will monitor their liquidity. At June 30, 2026, the Fund did not hold any restricted securities.

Securities Transactions and Investment Income. Securities transactions are accounted for on the trade date with realized gain/(loss) on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on an accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method or amortized to earliest call date, if applicable. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities that are recorded as soon after the ex-dividend date as the Fund becomes aware of such dividends.

The Gabelli Global Utility & Income Trust

Notes to Financial Statements (Unaudited) (Continued)

Distributions to Shareholders. Distributions to shareholders are recorded on the ex-dividend date. The characterization of distributions to shareholders is based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities and foreign currency transactions held by the Fund, and timing differences. Distributions from net investment income for federal income tax purposes include net realized gains on foreign currency transactions. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. These reclassifications have no impact on the NAV of the Fund.

Distributions to shareholders of the Fund’s 3.800% Series A Cumulative Preferred Shares (Series A Preferred) and 5.200% Series B Cumulative Preferred Shares (Series B Preferred) are recorded on a daily basis and are determined as described in Note 7.

The tax character of distributions paid during the year ended December 31, 2025 was as follows:

	Common	Preferred
Distributions paid from:
Ordinary income	$2,115,673	$1,156,045
Net long term capital gains	331,580	181,181
Return of capital	4,731,036	–
Total distributions paid	$7,178,289	$1,337,226

Provision for Income Taxes. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

At December 31, 2025, the Fund had no capital loss carryforwards for federal income tax purposes which are available to reduce future required distributions of net capital gains to shareholders. The Fund is permitted to carry capital losses forward for an unlimited period.

The Fund utilized $4,390,349 of the capital loss carryforward for the year ended December 31, 2025.

The following summarizes the tax cost of investments and the related net unrealized appreciation at June 30, 2026:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Investments	$84,026,602	$63,797,213	$(2,809,457)	$60,987,756

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the Statement of Operations if the tax positions were deemed not to meet the more-likely-than-not threshold. During the six months ended June 30, 2026, the Fund did not incur any income tax, interest, or

The Gabelli Global Utility & Income Trust

Notes to Financial Statements (Unaudited) (Continued)

penalties. As of June 30, 2026, the Adviser has reviewed all open tax years and concluded that there was no impact to the Fund’s net assets or results of operations. The Fund’s federal and state tax returns for the prior three fiscal years remain open, subject to examination. On an ongoing basis, the Adviser will monitor the Fund’s tax positions to determine if adjustments to this conclusion are necessary.

Recent Accounting Pronouncement. During the reporting period, the Fund adopted Accounting Standards Update 2023-09, Income Taxes (Topic 740)—Improvements to Income Tax Disclosures (“ASU 2023-09”). The amendment enhances income tax disclosures by requiring greater disclosure of income taxes paid by jurisdiction. During the reporting period, the Fund paid less than 1% in foreign or U.S. federal, state or local income taxes.

3. Investment Advisory Agreement and Other Transactions. The Fund has entered into an investment advisory agreement (the Advisory Agreement) with the Adviser which provides that the Fund will pay the Adviser a fee, computed weekly and paid monthly, currently equal on an annual basis to 0.50% of the value of the Fund’s average weekly total assets including the liquidation value of preferred shares. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund’s portfolio and oversees the administration of all aspects of the Fund’s business and affairs.

4. Portfolio Securities. Purchases and sales of securities during the six months ended June 30, 2026, other than short term securities and U.S. Government obligations, aggregated $4,221,761 and $10,821,898, respectively.

5. Transactions with Affiliates and Other Arrangements. During the six months ended June 30, 2026, the Fund paid $1,296 in brokerage commissions on security trades to G.research, LLC, an affiliate of the Adviser.

The cost of calculating the Fund’s NAV per share is a Fund expense pursuant to the Advisory Agreement between the Fund and the Adviser. Under the sub-administration agreement with the Bank of New York Mellon, the fees paid include the cost of calculating the Fund’s NAV. The Fund reimburses the Adviser for this service. During the six months ended June 30, 2026, the Fund accrued $22,500 in accounting fees in the Statement of Operations.

As per the approval of the Board, the Fund compensates officers of the Fund, who are employed by the Fund and are not employed by the Adviser (although the officers may receive incentive based variable compensation from affiliates of the Adviser). During the six months ended June 30, 2026, the Fund accrued $76,644 in payroll expenses in the Statement of Operations.

The Fund pays retainer and per meeting fees to Trustees not affiliated with the Adviser, plus specified amounts to the Lead Trustee, Audit Committee Chairman, and Nominating Committee Chairman. Trustees are also reimbursed for out of pocket expenses incurred in attending meetings. Trustees who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Fund.

6. Line of Credit. The Fund participates in an unsecured and uncommitted line of credit, of up to $25,000,000 under which it may borrow up to one-third of its net assets from the bank for temporary borrowing purposes. Borrowings under this arrangement bear interest at a floating rate based on equal to the higher of the Federal Funds Effective Rate or one-month Secured Overnight Financing Rate (SOFR) in effect on that day. This amount, if any, would be included in “Interest expense” in the Statement of Operations. During the six months ended June 30, 2026, there were no borrowings under the line of credit.

The Gabelli Global Utility & Income Trust

Notes to Financial Statements (Unaudited) (Continued)

7. Capital. The Fund is authorized to issue an unlimited number of common shares of beneficial interest (par value $0.001). The Board has authorized the repurchase of its shares on the open market when the shares are trading at a discount of 10% or more (or such other percentage as the Board may determine from time to time) from the NAV of the shares. During the six months ended June 30, 2026 and the year ended December 31, 2025, the Fund did not repurchase and retire any common shares in the open market.

On May 12, 2022, the Fund distributed one transferable right for each of the 5,377,458 common shares outstanding on that date. Four rights were required to purchase one additional common share at the subscription price of $16 per share. On June 30, 2022, the Fund issued 591,453 common shares receiving net proceeds of $9,148,248 after the deduction of offering expenses of $315,000. The NAV of the Fund decreased by $0.15 per share on the day the additional shares were issued due to the shares being issued below NAV.

For the six months ended June 30, 2026 and the year ended December 31, 2025, transactions in common stock were as follows:

	Six Months Ended June 30, 2026 (Unaudited)		Year Ended December 31, 2025
	Shares	Amount	Shares	Amount
Net increase in net assets from common shares issued upon reinvestment of distributions	4,400	$86,391	12,306	$203,517

The Fund’s Declaration of Trust, as amended, authorizes the issuance of an unlimited number of shares of $0.001 par value Preferred Shares. Preferred Shares are senior to the common shares and result in the financial leveraging of the common shares. Such leveraging tends to magnify both the risks and opportunities to common shareholders. Dividends on the Series A and Series B Preferred are cumulative and the liquidation value is $50 per share. The Fund is required by the 1940 Act and by the Fund’s Statement of Preferences to meet certain asset coverage tests with respect to the Preferred Shares. If the Fund fails to meet these requirements and does not correct such failure, the Fund may be required to redeem, in part or in full, the Series A and Series B Preferred Shares at the redemption price of $50 per share plus an amount equal to the accumulated and unpaid dividends whether or not declared on such shares in order to meet these requirements. Additionally, failure to meet the foregoing asset coverage requirements could restrict the Fund’s ability to pay dividends to common shareholders and could lead to sales of portfolio securities at inopportune times. The income received on the Fund’s assets may vary in a manner unrelated to the fixed and variable rates, which could have either a beneficial or detrimental impact on net investment income and gains available to common shareholders.

As of June 30, 2026, the Fund had an effective shelf registration authorizing the issuance of $150 million in common or preferred shares.

The Series A Preferred has an annual dividend rate of 3.80%. The Fund may redeem at any time all or any part of the Series A Preferred at the liquidation value plus accumulated and unpaid dividends. During the years ended December 31, 2025, 2024, and 2023, the Fund repurchased and retired, respectively, 7,337, 2,035, and 738 of the Series A Preferred Shares in the open market at investments of $346,972, $87,487, and $33,803 and at average discounts of approximately 5.46%, 14.04%, and 8.41% from its liquidation preference.

The Gabelli Global Utility & Income Trust

Notes to Financial Statements (Unaudited) (Continued)

On December 11, 2023, the Board approved June 26, 2024 as an additional put date for the Series B Preferred, and on March 19, 2025 the Board approved December 26, 2025, June 26, 2026, December 26, 2026, and June 26, 2027 as additional put dates after which the Series B Preferred will become perpetual. After proper notification is given, the Series B preferred shares are callable at the liquidation value of $50 per share plus accrued dividends.

On December 28, 2021, the Fund redeemed and retired 51,968 shares of Series B Preferred that were properly submitted for redemption during the 30-day period prior to December 26, 2021 at their liquidation value of $50 per share plus any accumulated and unpaid dividends. On January 8, 2022, the fund repurchased 1,048 shares of Series B Preferred at their liquidation preference of $50 per share.

On December 26, 2023, the Fund redeemed and retired 460,602 shares of Series B preferred that were properly submitted for redemption during the 60-day period ending on December 26, 2023 at their liquidation value of $50 per share plus any accumulated or unpaid dividends.

On June 26, 2024, the Fund redeemed and retired 119,802 shares of Series B preferred that were properly submitted for redemption during the 60-day period ending on June 26, 2024 at their liquidation value of $50 per share plus any accumulated or unpaid dividends.

On December 26, 2024, the Fund redeemed and retired 119,595 shares of Series B preferred that were properly submitted for redemption during the 60-day period ending on December 26, 2024 at their liquidation value of $50 per share plus any accumulated or unpaid dividends.

On June 26, 2025, the Fund redeemed and retired 4,839 shares of Series B preferred that were properly submitted for redemption during the 60-day period ending on June 26, 2025 at their liquidation value of $50 per share plus any accumulated or unpaid dividends.

On December 26, 2025, the Fund redeemed and retired 15,585 shares of Series B preferred that were properly submitted for redemption during the 60-day period ending on December 26, 2025 at their liquidation value of $50 per share plus any accumulated or unpaid dividends.

On June 26, 2026, the Fund redeemed and retired 362 shares of Series B preferred that were properly submitted for redemption during the 60-day period ending on June 26, 2026 at their liquidation value of $50 per share plus any accumulated or unpaid dividends.

The following table summarizes Cumulative Preferred Stock information:

Series	Issue Date	Authorized	Number of Shares Outstanding at 6/30/2026	Net Proceeds	2026 Dividend Rate Range	Dividend Rate at 6/30/2026	Accrued Dividends at 6/30/2026
A 3.800%	April 11, 2013	1,032,428	10,977	$70,286,465	Fixed Rate	3.800%	$234
B 5.200%	December 19, 2018	1,370,433	484,228	81,988,557	Fixed Rate	5.200%	$13,994

The holders of Preferred Shares generally are entitled to one vote per share held on each matter submitted to a vote of stockholders of the Fund and will vote together with holders of common stock as a single class. The holders of Preferred Shares voting together as a single class also have the right currently to elect two Trustees and, under certain circumstances, are entitled to elect a majority of the Board of Trustees. In addition, the affirmative vote of a majority of the votes entitled to be cast by holders of all outstanding shares of the preferred

The Gabelli Global Utility & Income Trust

Notes to Financial Statements (Unaudited) (Continued)

shares, voting as a single class, will be required to approve any plan of reorganization adversely affecting the preferred stock, and the approval of two-thirds of each class, voting separately, of the Fund’s outstanding voting stock must approve the conversion of the Fund from a closed-end to an open-end investment company. The approval of a majority (as defined in the 1940 Act) of the outstanding preferred shares and a majority (as defined in the 1940 Act) of the Fund’s outstanding voting securities are required to approve certain other actions, including changes in the Fund’s investment objectives or fundamental investment policies.

8. Industry Concentration. Because the Fund primarily invests in common stocks and other securities of foreign and domestic companies in the utility industry, its portfolio may be subject to greater risk and market fluctuations than a portfolio of securities representing a broad range of investments.

9. Indemnifications. The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

10. Segment Reporting. The Fund’s Principal Executive Officer and Principal Financial Officer act as the Fund’s chief operating decision maker (CODM), as defined in ASC Topic 280, assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment based on the fact that the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is guided by the Fund’s investment objective and principal investment strategies, and executed by the Fund’s portfolio management team, comprised of investment professionals employed by the Adviser. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s Schedule of Investments, Statements of Operations and Changes in Net Assets and Financial Highlights.

11. Subsequent Events. Management has evaluated the impact on the Fund of all subsequent events occurring through the date the financial statements were issued and has determined that there were no other subsequent events requiring recognition or disclosure in the financial statements.

The Gabelli Global Utility & Income Trust

Notes to Financial Statements (Unaudited) (Continued)

Certifications

The Fund’s Chief Executive Officer has certified to the New York Stock Exchange (NYSE) that, as of May 19, 2026, he was not aware of any violation by the Fund of applicable NYSE corporate governance listing standards. The Fund reports to the SEC on Form N-CSR which contains certifications by the Fund’s principal executive officer and principal financial officer that relate to the Fund’s disclosure in such reports and that are required by Rule 30a-2(a) under the 1940 Act.

Shareholder Meeting – May 11, 2026 – Final Results

The Fund’s Annual Meeting of Shareholders was held on May 11, 2026. At that meeting, common and preferred shareholders, voting together as a single class, re-elected Salvatore J. Zizza as a Trustee of the Fund, with a total 4,985,900 votes cast in favor of this Trustee, and a total of 275,168 votes withheld for this Trustee. In addition, preferred shareholders, voting as a separate class, re-elected Leslie F. Foley as a Trustee of the Fund, with 456,851 votes cast in favor of this Trustee and 6,227 votes withheld for this Trustee.

Calgary Avansino, James P. Conn, Vincent D. Enright, Michael J. Melarkey, Eileen Cheigh Nakamura, Nicolas W. Platt, and Salvatore M. Salibello continue to serve in their capacities as Trustees of the Fund.

We thank you for your participation and appreciate your continued support.

THE GABELLI GLOBAL UTILITY & INCOME TRUST

AND YOUR PERSONAL PRIVACY

Who are we?

The Gabelli Global Utility & Income Trust is a closed-end management investment company registered with the Securities and Exchange Commission under the Investment Company Act of 1940. We are managed by Gabelli Funds, LLC, which is affiliated with GAMCO Investors, Inc., a publicly held company that has subsidiaries that provide investment advisory services for a variety of clients.

What kind of non-public information do we collect about you if you become a fund shareholder?

When you purchase shares of the Fund on the New York Stock Exchange, you have the option of registering directly with our transfer agent in order, for example, to participate in our dividend reinvestment plan.

●	Information you give us on your application form. This could include your name, address, telephone number, social security number, bank account number, and other information.

●	Information about your transactions with us. This would include information about the shares that you buy or sell; it may also include information about whether you sell or exercise rights that we have issued from time to time. If we hire someone else to provide services — like a transfer agent — we will also have information about the transactions that you conduct through them.

What information do we disclose and to whom do we disclose it?

We do not disclose any non-public personal information about our customers or former customers to anyone other than our affiliates, our service providers who need to know such information, and as otherwise permitted by law. If you want to find out what the law permits, you can read the privacy rules adopted by the Securities and Exchange Commission. They are in volume 17 of the Code of Federal Regulations, Part 248. The Commission often posts information about its regulations on its website, www. sec.gov.

What do we do to protect your personal information?

We restrict access to non-public personal information about you to the people who need to know that information in order to provide services to you or the fund and to ensure that we are complying with the laws governing the securities business. We maintain physical, electronic, and procedural safeguards to keep your personal information confidential.

THE GABELLI GLOBAL UTILITY & INCOME TRUST

One Corporate Center

Rye, NY 10580-1422

Portfolio Management Team Biographies

Mario J. Gabelli, CFA, is Chairman, Chief Executive Officer, and Chief Investment Officer - Value Portfolios of GAMCO Investors, Inc. that he founded in 1977, and Chief Investment Officer - Value Portfolios of Gabelli Funds, LLC and GAMCO Asset Management, Inc. He is also Executive Chairman of Associated Capital Group, Inc. Mr. Gabelli is a summa cum laude graduate of Fordham University and holds an MBA degree from Columbia Business School and Honorary Doctorates from Fordham University and Roger Williams University.

Timothy M. Winter, CFA, joined Gabelli in 2009 and covers the utility industry. He has over 25 years of experience as an equity research analyst covering the industry. Currently, he continues to specialize in the utility industry and also serves as a portfolio manager of Gabelli Funds, LLC. Mr. Winter received his BA in Economics from Rollins College and an MBA degree in Finance from the University of Notre Dame.

Hendi Susanto joined Gabelli in 2007 as the lead technology research analyst. He spent his early career in supply chain management consulting and operations in the technology industry. He currently is a portfolio manager of Gabelli Funds, LLC and a Vice President of Associated Capital Group, Inc. Mr. Susanto received a BS degree summa cum laude from the University of Minnesota, an MS from Massachusetts Institute of Technology, and an MBA degree from the Wharton School of Business.

Robert D. Leininger, CFA, joined GAMCO Investors, Inc. in 1993 as an equity analyst. Subsequently, he was a partner and portfolio manager at Rorer Asset Management before rejoining GAMCO in 2010 where he currently serves as a portfolio manager of Gabelli Funds, LLC. Mr. Leininger is a magna cum laude graduate of Amherst College with a degree in Economics and holds an MBA degree from the Wharton School at the University of Pennsylvania.

The Net Asset Value per share appears in the Publicly Traded Funds column, under the heading “Specialized Equity Funds,” in Monday’s The Wall Street Journal. It is also listed in Barron’s Mutual Funds/Closed End Funds section under the heading “Specialized Equity Funds.”

The Net Asset Value per share may be obtained each day by calling (914) 921-5070 or visiting www.gabelli.com.

The NASDAQ symbol for the Net Asset Value is “XGLUX.”

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that the Fund may from time to time purchase its common shares in the open market when the Fund’s shares are trading at a discount of 10% or more from the net asset value of the shares. The Fund may also, from time to time, purchase its preferred shares in the open market when the preferred shares are trading at a discount to the liquidation value.

t 800-GABELLI (800-422-3554)
f 914-921-5118
e info@gabelli.com
GABELLI.COM

TRUSTEES

Calgary Avansino
Former Chief Executive Officer,
Glamcam

James P. Conn
Former Managing Director &
Chief Investment Officer,
Financial Security Assurance
Holdings LTD.

Vincent D. Enright
Former Senior Vice President &
Chief Financial Officer,
KeySpan Corp.

Leslie F. Foley
Attorney,
Addison Gallery of American Art

Michael J. Melarkey
Of Counsel,
McDonald Carano Wilson LLP

Eileen Cheigh Nakamura
Former Vice President,
Pfizer, Inc.

Nicolas W. Platt
Former Managing Director,
FTI Consulting Inc.

Salvatore M. Salibello
Senior Partner,
Bright Side Consulting

Salvatore J. Zizza
Chairman,
Zizza & Associates Corp.

OFFICERS

John C. Ball
President, Treasurer, Principal
Financial and Accounting Officer

Peter Goldstein
Secretary & Vice President

Richard J. Walz
Chief Compliance Officer

Adam E. Tokar
Vice President & Ombudsman

David I. Schachter
Vice President

INVESTMENT ADVISER

Gabelli Funds, LLC

CUSTODIAN

State Street Bank and Trust
Company

COUNSEL

Skadden, Arps, Slate, Meagher &
Flom LLP

TRANSFER AGENT AND
REGISTRAR

Computershare Trust Company, N.A.

GLU Q2/2026

GABELLI
FUNDS

THE GABELLI GLOBAL UTILITY & INCOME TRUST

GLU

Semiannual Report
June 30, 2026

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1(a) of this form.

(b)	Not applicable

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)	Not applicable.

(b)	Not applicable.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not applicable.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

At its meeting on February 11, 2026, the Board of Trustees (Board) of the Fund approved the continuation of the investment advisory agreement with the Adviser for the Fund on the basis of the recommendation by the trustees who are not interested persons of the Fund (the Independent Board Members). The following paragraphs summarize the material information and factors considered by the Independent Board Members as well as their conclusions relative to such factors.

Nature, Extent and Quality of Services. The Independent Board Members considered information regarding the portfolio managers, the depth of the analyst pool available to the Adviser and the portfolio managers, the scope of supervisory, administrative, shareholder and other services supervised or provided by the Adviser and the absence of significant service problems reported to the Board. The Independent Board Members noted the experience, length of service and reputation of the portfolio managers.

Investment Performance. The Independent Board Members reviewed the performance of the Fund for the one-, three-, five-, and ten-year periods ended December 31, 2025 against a peer group of nine other utility and infrastructure funds selected by the Adviser (the “Adviser Peer Group”) and against a group of twenty-one other Core, Growth and Value Equity Funds (the “Lipper Peer Group”). The Independent Board Members noted that the Fund’s performance was in the first quartile for the one-year -period, the second quartile for the three-year period, and the fourth quartile for the five- and ten-year periods, for the Adviser Peer Group, and in the first quartile for the one-year period, the second quartile for the three-year period, the third quartile for the five-year period, and the fourth quartile for the ten-year period for the Lipper Peer Group. The Independent Board Members noted the Fund’s strong performance for the recent one-year period. The Independent Board Members also noted, based on the Fund’s unique strategy, the difficulties associated with identifying peer group funds for comparison purposes. In this regard the Independent Board Members considered the Fund’s comparative performance, on both an NAV and market price basis, against its benchmarks as set forth in the Fund’s 2025 annual report and discussed earlier in the Meeting, and considered the long-term performance of the Fund relative to the S&P 500 Utilities Index, Lipper Utility Fund Average and S&P Global 1200 Utilities Index.

Profitability. The Independent Board Members reviewed summary data regarding the profitability of the Fund to the Adviser both with an administrative overhead charge and without such charge. The Board also reviewed materials showing that a portion of the Fund’s portfolio transactions was executed by the Adviser’s affiliated broker, resulting in incremental profits to the broker.

Economies of Scale. The Independent Board Members considered the major elements of the Adviser’s cost structure and the relationship of those elements to potential economies of scale. The Independent Board Members noted that the Fund was a closed-end fund and unlikely to realize any economies of scale potentially available through growth in the absence of additional offerings.

Sharing of Economies of Scale. The Independent Board Members noted that the investment advisory fee schedule for the Fund does not take into account any potential economies of scale that may develop.

Service and Cost Comparisons. The Independent Board Members compared the expense ratios of the investment advisory fee, other expenses, and total expenses of the Fund to similar expense ratios of the Adviser Peer Group and noted that the advisory fee includes substantially all administrative services of the Fund as well as investment advisory services of the Adviser. The Independent Board Members noted that the Fund’s effective management fee was lower than the Adviser Peer Group average. The Independent Board Members all noted that the Fund’s total expense ratio was above average for the Adviser Peer Group, but that the Fund’s size was below average within the Adviser Peer Group. The Independent Board Members were presented with information comparing the advisory fee to the fee for other types of accounts managed by the Adviser. The Independent Board Members noted that within each group, the Fund’s investment management fee was below average.

Conclusions. The Independent Board Members concluded that the Fund enjoyed highly experienced portfolio advisory services, good ancillary services and an acceptable performance record. The Independent Board Members also concluded that the Fund’s expense ratios were acceptable in light of the Fund’s size, and that, in part due to the Fund’s structure as a closed-end fund, economies of scale were not a significant factor in their thinking. The Independent Board Members did not view the potential profitability of ancillary services as material to their decision. On the basis of the foregoing and without assigning particular weight to any single conclusion, the Independent Board Members determined to recommend continuation of the Advisory Agreement to the full Board.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Effective May 1, 2026, Robert D. Leininger, CFA, became a portfolio manager of the Fund. He joined GAMI in 1993 as a security analyst. Mr. Leininger moved to Rorer Asset Management LLC in Philadelphia in 1997, where he was a partner in the firm and member of the investment policy committee. In August 2009, he joined Copeland Capital Management as a partner and portfolio manager before rejoining GAMI in 2010 where he currently serves as a portfolio manager for the Investment Adviser and on GAMCO’s institutional and high net worth separate accounts team. He is a member of the Financial Analyst Society of Philadelphia. Mr. Leininger is a magna cum laude graduate of Amherst College with a degree in Economics and holds an MBA from the Wharton School at the University of Pennsylvania.

MANAGEMENT OF OTHER ACCOUNTS

The table below shows the number of other accounts managed by Mr. Leininger and the total assets in each of the following categories: registered investment companies, other paid investment vehicles and other accounts as of December 31, 2025. For each category, the table also shows the number of accounts and the total assets in the accounts with respect to which the advisory fee is based on account performance.

Name of Portfolio Manager	Type of accounts	Total # managed	Total assets	No. of Accounts where Advisory Fee is Based on Performance	Total Assets with Advisory Fee Based on Performance
Robert D. Leininger, CFA	Registered Investment Companies	3	$7.0 billion	0	$0
	Other Pooled Investment Vehicles	0	$0	0	$0
	Other accounts	114	$124.4 million	0	$0

POTENTIAL CONFLICTS OF INTEREST

As reflected above, the Portfolio Managers manage accounts in addition to the Trust. Actual or apparent conflicts of interest may arise when a Portfolio Manager also has day-to-day management responsibilities with respect to one or more other accounts. These potential conflicts include:

ALLOCATION OF LIMITED TIME AND ATTENTION. As indicated above, the Portfolio Managers manage multiple accounts. As a result, they will not be able to devote all of their time to the management of the Trust. The Portfolio Managers, therefore, may not be able to formulate as complete a strategy or identify equally attractive investment opportunities for each of those accounts as might be the case if he/she were to devote all of their attention to the management of only the Trust.

ALLOCATION OF LIMITED INVESTMENT OPPORTUNITIES. As indicated above, the Portfolio Managers manage managed accounts with investment strategies and/or policies that are similar to the Fund. In these cases, if the Portfolio Manager identifies an investment opportunity that may be suitable for multiple accounts, a fund may not be able to take full advantage of that opportunity because the opportunity may be allocated among all or many of these accounts or other accounts managed primarily by other Portfolio Managers of the Adviser, and their affiliates. In addition, in the event a Portfolio Manager determines to purchase a security for more than one account in an aggregate amount that may influence the market price of the security, accounts that purchased or sold the security first may receive a more favorable price than accounts that made subsequent transactions.

SELECTION OF BROKER/DEALERS. Because of Mr. Gabelli’s indirect majority ownership interest in G.research, LLC, he may have an incentive to use G.research to execute portfolio transactions for a Fund.

PURSUIT OF DIFFERING STRATEGIES. At times, the Portfolio Managers may determine that an investment opportunity may be appropriate for only some of the accounts for which he/she exercises investment responsibility, or may decide that certain of the funds or accounts should take differing positions with respect to a particular security. In these cases, the Portfolio Manager may execute differing or opposite transactions for one or more accounts which may affect the market price of the security or the execution of the transaction, or both, to the detriment of one or more other accounts.

VARIATION IN COMPENSATION. A conflict of interest may arise where the financial or other benefits available to the Portfolio Manager differs among the accounts that he/she manages. If the structure of the Adviser’s management fee or the Portfolio Manager’s compensation differs among accounts (such as where certain accounts pay higher management fees or performance-based management fees), the Portfolio Manager may be motivated to favor certain accounts over others. The Portfolio Manager also may be motivated to favor accounts in which they have an investment interest, or in which the Adviser, or their affiliates have investment interests. Similarly, the desire to maintain assets under management or to enhance a Portfolio Manager’s performance record or to derive other rewards, financial or otherwise, could influence the Portfolio Manager in affording preferential treatment to those accounts that could most significantly benefit the Portfolio Manager. For example, as reflected above, if the Portfolio Manager manages accounts which have performance fee arrangements, certain portions of their compensation will depend on the achievement of performance milestones on those accounts. The Portfolio Manager could be incented to afford preferential treatment to those accounts and thereby be subject to a potential conflict of interest.

The Adviser, and the Funds have adopted compliance policies and procedures that are designed to address the various conflicts of interest that may arise for the Adviser and their staff members. However, there is no guarantee that such policies and procedures will be able to detect and prevent every situation in which an actual or potential conflict may arise.

COMPENSATION STRUCTURE FOR THE PORTFOLIO MANAGERS OTHER THAN MR. GABELLI

The compensation for the Portfolio Managers other than Mr. Gabelli for the Trust is structured to enable the Adviser to attract and retain highly qualified professionals in a competitive environment. The Portfolio Managers other than Mr. Gabelli receive a compensation package that includes a minimum draw or base salary, equity-based incentive compensation via awards of restricted stock, and incentive based variable compensation based on a percentage of net revenue received by the Adviser for managing the Trust to the extent that the amount exceeds a minimum level of compensation. Net revenues are determined by deducting from gross investment management fees certain of the firm’s expenses (other than the Portfolio Managers’ compensation) allocable to the Trust (the incentive-based variable compensation for managing other accounts is also based on a percentage of net revenues to the investment adviser for managing the account). This method of compensation is based on the premise that superior long-term performance in managing a portfolio should be rewarded with higher compensation as a result of growth of assets through appreciation and net investment activity. The level of equity-based incentive and incentive-based variable compensation is based on an evaluation by the Adviser’s parent, GAMI, of quantitative and qualitative performance evaluation criteria. This evaluation takes into account, in a broad sense, the performance of the accounts managed by the Portfolio Managers, but the level of compensation is not determined with specific reference to the performance of any account against any specific benchmark. Generally, greater consideration is given to the performance of larger accounts and to longer term performance over smaller accounts and short-term performance.

OWNERSHIP OF SHARES IN THE FUND

Robert D. Leininger owned $0 of shares of the Fund as of June 30, 2026.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

(a)	Provide the information specified in the table with respect to any purchase made by or on behalf of the registrant or any “affiliated purchaser” as defined in Rule 10b-18(a)(3) under the Exchange Act (17CFR 240-10b-18(a)(3)), of shares or other units of any class of the registrant’s equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781).

REGISTRANT PURCHASES OF EQUITY SECURITIES

Period	(a) Total Number of Shares (or Units) Purchased	(b) Average Price Paid per Share (or Unit)	(c) Total Number of Shares (or Units) Purchased as Part of Publicly Announced Plans or Programs	(d) Maximum Number (or Approximate Dollar Value) of Shares (or Units) that May Yet Be Purchased Under the Plans or Programs
Month #1 01/01/2026 through 01/31/2026	Common – N/A Preferred Series A – N/A Preferred Series B – N/A	Common – N/A Preferred Series A – N/A Preferred Series B – N/A	Common – N/A Preferred Series A – N/A Preferred Series B – N/A	Common – 5,988,989 Preferred Series A – 10,977 Preferred Series B – 484,590
Month #2 02/01/2026 through 02/28/2026	Common – N/A Preferred Series A – N/A Preferred Series B – N/A	Common – N/A Preferred Series A – N/A Preferred Series B – N/A	Common – N/A Preferred Series A – N/A Preferred Series B – N/A	Common – 5,990,356 Preferred Series A – 10,977 Preferred Series B – 484,590
Month #3 03/01/2026 through 03/31/2026	Common – N/A Preferred Series A – N/A Preferred Series B – N/A	Common – N/A Preferred Series A – N/A Preferred Series B – N/A	Common – N/A Preferred Series A – N/A Preferred Series B – N/A	Common – 5,991,855 Preferred Series A – 10,977 Preferred Series B – 484,590
Month #4 04/01/2026 through 04/30/2026	Common – N/A Preferred Series A – N/A Preferred Series B – N/A	Common – N/A Preferred Series A – N/A Preferred Series B – N/A	Common – N/A Preferred Series A – N/A Preferred Series B – N/A	Common – 5,991,855 Preferred Series A – 10,977 Preferred Series B – 484,590
Month #5 05/01/2026 through 05/31/2026	Common – N/A Preferred Series A – N/A Preferred Series B – N/A	Common – N/A Preferred Series A – N/A Preferred Series B – N/A	Common – N/A Preferred Series A – N/A Preferred Series B – N/A	Common – 5,991,855 Preferred Series A – 10,977 Preferred Series B – 484,590

Period	(a) Total Number of Shares (or Units) Purchased	(b) Average Price Paid per Share (or Unit)	(c) Total Number of Shares (or Units) Purchased as Part of Publicly Announced Plans or Programs	(d) Maximum Number (or Approximate Dollar Value) of Shares (or Units) that May Yet Be Purchased Under the Plans or Programs
Month #6 06/01/2026 through 06/30/2026	Common – N/A Preferred Series A – N/A Preferred Series B – N/A	Common – N/A Preferred Series A – N/A Preferred Series B – N/A	Common – N/A Preferred Series A – N/A Preferred Series B – N/A	Common – 5,991,855 Preferred Series A – 10,977 Preferred Series B – 484,228
Total	Common – N/A Preferred Series A – N/A Preferred Series B – N/A	Common – N/A Preferred Series A – N/A Preferred Series B – N/A	Common – N/A Preferred Series A – N/A Preferred Series B – N/A	N/A

Footnote columns (c) and (d) of the table, by disclosing the following information in the aggregate for all plans or programs publicly announced:

a.	The date each plan or program was announced – The notice of the potential repurchase of common and preferred shares occurs semiannually in the Fund’s shareholder reports in accordance with Section 23(c) of the Investment Company Act of 1940, as amended.

b.	The dollar amount (or share or unit amount) approved – Any or all common shares outstanding may be repurchased when the Fund’s common shares are trading at a discount of 10% or more from the net asset value of the shares. Any or all preferred shares outstanding may be repurchased when the Fund’s preferred shares are trading at a discount to the liquidation value.

c.	The expiration date (if any) of each plan or program – The Fund’s repurchase plans are ongoing.

d.	Each plan or program that has expired during the period covered by the table – The Fund’s repurchase plans are ongoing.

e.	Each plan or program the registrant has determined to terminate prior to expiration, or under which the registrant does not intend to make further purchases. – The Fund’s repurchase plans are ongoing.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a)	If the registrant is a closed-end management investment company, provide the following dollar amounts of income and fees/compensation related to the securities lending activities of the registrant during its most recent fiscal year:

(1)	Gross income from securities lending activities; $0

(2)	All fees and/or compensation for each of the following securities lending activities and related services: any share of revenue generated by the securities lending program paid to the securities lending agent(s) (“revenue split”); fees paid for cash collateral management services (including fees deducted from a pooled cash collateral reinvestment vehicle) that are not included in the revenue split; administrative fees that are not included in the revenue split; fees for indemnification that are not included in the revenue split; rebates paid to borrowers; and any other fees relating to the securities lending program that are not included in the revenue split, including a description of those other fees; $0

(3)	The aggregate fees/compensation disclosed pursuant to paragraph (2); $0 and

(4)	Net income from securities lending activities (i.e., the dollar amount in paragraph (1) minus the dollar amount in paragraph (3)). $0

(b)	If the registrant is a closed-end management investment company, describe the services provided to the registrant by the securities lending agent in the registrant’s most recent fiscal year. N/A

Item 18. Recovery of Erroneously Awarded Compensation.

Not Applicable.

Item 19. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Not applicable.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(4)	There were no written solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the Registrant to 10 or more persons.

(a)(5)	There was no change in the Registrant’s independent public accountant during the period covered by the report.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Gabelli Global Utility & Income Trust

By (Signature and Title)*	/s/ John C. Ball
John C. Ball, Principal Executive Officer

Date	September 8, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ John C. Ball
John C. Ball, Principal Executive Officer

Date	September 8, 2026

By (Signature and Title)*	/s/ John C. Ball
John C. Ball, Principal Financial Officer and Treasurer

Date	September 8, 2026

*	Print the name and title of each signing officer under his or her signature.